Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 787,278	$ 899,760
Property, plant and equipment at end of period	674,795	787,278	$ 899,760
Cost or deemed cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,178,999	1,178,999
Property, plant and equipment at end of period	1,178,999	1,178,999	1,178,999
Accumulated depletion and depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	391,721	279,239	166,757
Depletion and depreciation expense	112,482	112,482	112,482
Property, plant and equipment at end of period	$ 504,203	$ 391,721	$ 279,239